Financial assets and liabilities - Schedule of offsetting of financial assets and financial liabilities (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Gross balance		R$ 8,987,516	R$ 15,692,739
Financial Assets and Liabilities Comensated Amount		(8,987,516)	(15,692,739)
Net balance
Rumo [member] | Credit Linked Notes [Member]
Disclosure of detailed information about borrowings [line items]
Gross balance		5,627,660	6,334,168
Rumo [member] | NCEs [member]
Disclosure of detailed information about borrowings [line items]
Financial Assets and Liabilities Comensated Amount		(5,627,660)	(6,334,168)
Cosan Corporate [member] | Time deposit [Member]
Disclosure of detailed information about borrowings [line items]
Gross balance			3,718,105
Cosan Corporate [member] | TRS [Member]
Disclosure of detailed information about borrowings [line items]
Gross balance		3,359,856	5,640,466
Cosan Corporate [member] | Loan 4.131
Disclosure of detailed information about borrowings [line items]
Financial Assets and Liabilities Comensated Amount	[1]		(3,718,105)
Cosan Corporate [member] | Debentures [member]
Disclosure of detailed information about borrowings [line items]
Financial Assets and Liabilities Comensated Amount	[2]	R$ (3,359,856)	R$ (5,640,466)

[1]	The balance of Loan 4.131 was settled as mentioned in Note 2.2.
[2]	The balance of debentures was settled in January 2026.